STATUTORY RESERVES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Insurance [Abstract]
STATUTORY RESERVES

NOTE 8 – STATUTORY RESERVES

Under the laws of the PRC the Company’s subsidiaries are required to make appropriations to the statutory reserve based on after-tax net earnings and determined in accordance with generally accepted accounting principles of the People’s Republic of China (the “PRC GAAP”). Appropriation to the statutory reserve should be at least 10% of the after-tax net income until the reserve is equal to 50% of the registered capital. The statutory reserve is established for the purpose of providing employee facilities and other collective benefits to the employees and is non-distributable other than in liquidation. The reserves amounted to $0 and $0 as of June 30, 2025 and December 31, 2024.

NOTE 8 – STATUTORY RESERVES

In accordance with the laws of the PRC, after paying taxes and offsetting prior years’ accumulated losses, a company with a remaining surplus is required to appropriate no less than 10% of its after-tax net income to a statutory reserve. Such appropriations are required until the statutory reserve reaches 50% of the company’s registered capital. The statutory reserve is established to fund employee welfare facilities and other collective benefits and is non-distributable except liquidation. As of December 31, 2024 and 2023, the Company had no statutory reserve balance.